Note 7 - Accrued Interest Receivable - Summary of Accrued Interest Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued interest receivable	$ 2,626	$ 2,254
Securities Available for Sale [Member]
Accrued interest receivable	400	422
Loans Receivable [Member]
Accrued interest receivable	$ 2,226	$ 1,832